Borrowings - Schedule of Allocation of Loan Proceeds (Details) - USD ($) $ in Thousands			6 Months Ended
	Jun. 25, 2025	May 02, 2024	Jun. 30, 2025
Warrant obligation: | Tranche A
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Warrant obligation		$ (656)
Warrant obligation: | Tranche B
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Warrant obligation	$ (474)
Tranche A
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loan issuance amount		15,000
Transaction costs		(1,070)
Initial loan amortized cost		$ 13,274
Tranche B
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loan issuance amount	35,000		$ 34,088
Transaction costs	(438)
Initial loan amortized cost	$ 34,088